Employee Benefit Plans (Details 10)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pre Medicare Eligible Claims [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	9.00%	8.00%
Defined Benefit Plan, Description of Direction and Pattern of Change for Assumed Health Care Cost Trend Rate	9% down to 5% in 2015	8% down to 5% in 2013
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2015	2013
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	5.00%
Medicare Eligible Claims [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	8.00%	8.00%
Defined Benefit Plan, Description of Direction and Pattern of Change for Assumed Health Care Cost Trend Rate	8% down to 5% in 2013	8% down to 5% in 2013
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2013	2013
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	5.00%